Income tax - Deferred tax liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	$ 882	$ 938
Amounts recognised directly in OCI	271	216
Gross deferred tax liabilities	1,153	1,154
Set-off of deferred tax assets and deferred tax liabilities	(1,153)	(1,154)
Net deferred tax liabilities	0	0	$ 0
Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	112	194
Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	538	497
All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	232	247
Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI		34
Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI	233	138
Defined benefit
Deferred tax liabilities
Amounts recognised directly in OCI	38	44
Parent Entity
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	820	876
Amounts recognised directly in OCI	251	76
Gross deferred tax liabilities	1,071	952
Set-off of deferred tax assets and deferred tax liabilities	(1,071)	(952)
Net deferred tax liabilities	0	0	$ 0
Parent Entity | Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	106	190
Parent Entity | Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	482	446
Parent Entity | All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	232	240
Parent Entity | Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI		34
Parent Entity | Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI	214
Parent Entity | Defined benefit
Deferred tax liabilities
Amounts recognised directly in OCI	$ 37	$ 42